Commitments, Guarantees and Contingencies (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Commitments, Guarantees and Contingencies (Details) [Line Items]
Commitments for the purchase	₨ 2,857	$ 37.7	₨ 12,931
Bank guarantees	5,179		7,730	$ 68.3
Outstanding guarantees | $				30.6
Guarantee obligations issued	458		906	6.0
Guarantee obligation | $				11.5
Other commitment	11		10	0.1
Performance Guarantee [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Outstanding guarantees | ₨	2,320		5,366
Financial Guarantee [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Guarantee obligation | ₨	873		932
Guarantees [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Outstanding guarantees	₨ 1,517		₨ 516	$ 20.0